Discontinued Operation (Details) - Schedule of assets and liabilities of the discontinued operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of assets and liabilities of the discontinued operations [Abstract]
Cash		$ 4,197
Accounts receivable, net		1,024,051
Accounts receivable-related party		476,334
Advance to suppliers, net		107,413
Advances to suppliers-related party		3,381,788
Prepayment and other assets, net		16,645
Due from related party		315,920
Inventories
Total current assets held for sale		5,326,348
Property and equipment, net		765,450
Intangible assets, net		428,002
Right of use assets		373
Total non-current assets held for sale		1,193,825
Total assets held for sale		6,520,173
Accounts payable		831,724
Advance from customers		38,593
Taxes payable		1,753,821
Accrued liabilities and other payables		270,644
Due to related parties		110,142
Total liabilities held for sale		$ 3,004,924